Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
Foreign Exchange Risk

From time to time, the Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at September 30, 2020, the Partnership was not committed to any foreign currency forward contracts.

The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 8), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2021, 2023 and 2025, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at September 30, 2020.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(20,638)	1.1
850,000	102,000	NIBOR	4.60%	7.89%	(18,606)	2.9
1,000,000	112,000	NIBOR	5.15%	5.74%	(5,529)	4.9
					(44,773)

Interest Rate Swap Agreements	As at September 30, 2020, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Swap Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	106,250	(21,523)	8.3	5.2%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	10,711	(201)	0.8	2.8%
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	148,038	(6,272)	4.0	1.4%
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	302,852	(28,903)	1.7	3.5%
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	163,344	(13,987)	6.2	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	70,577	(6,395)	2.9	3.9%
			(77,281)

(i)Excludes the margins the Partnership pays on its floating-rate term loans, which, at September 30, 2020, ranged from 0.30% to 3.25%.
(ii)Principal amount reduces semi-annually.
(iii)Certain of these interest rate swaps are subject to mandatory early termination in 2021 and 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Principal amount reduces quarterly.
(v)Principal amount reduces monthly.

Classification and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at September 30, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(65)	(3,132)	(10,790)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(3,426)	(26,218)	(33,650)
Cross currency swap agreements	—	—	—	(956)	(6,266)	(37,551)
	—	—	—	(4,447)	(35,616)	(81,991)
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(12)	(837)	(3,475)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	21	355	1,834	(2,821)	(14,758)	(28,544)
Foreign currency forward contracts	—	—	—	—	(202)	—
Cross currency swap agreements	—	—	—	(456)	(22,661)	(18,987)
	21	355	1,834	(3,289)	(38,458)	(51,006)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended September 30,
	2020			2019
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,947)	3,620	(1,327)	(2,621)	(215)	(2,836)
Foreign currency forward contracts	—	—	—	—	(434)	(434)
	(4,947)	3,620	(1,327)	(2,621)	(649)	(3,270)

	Nine Months Ended September 30,
	2020			2019
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(11,520)	(18,755)	(30,275)	(7,398)	(9,740)	(17,138)
Foreign currency forward contracts	(241)	202	(39)	—	(535)	(535)
Toledo Spirit time-charter derivative	—	—	—	—	(40)	(40)
	(11,761)	(18,553)	(30,314)	(7,398)	(10,315)	(17,713)
The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Three Months Ended September 30,
	2020			2019
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(1,669)	1,490	(179)	(1,431)	(23,759)	(25,190)

	Nine Months Ended September 30,
	2020			2019
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(4,916)	(2,169)	(7,085)	(3,952)	(25,818)	(29,770)
Cross currency swap agreements maturity	(33,844)	—	(33,844)	—	—	—
	(38,760)	(2,169)	(40,929)	(3,952)	(25,818)	(29,770)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended September 30, 2020		Three Months Ended September 30, 2019
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense $
616	(835)	(2,244)	22

Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $	Amount of Loss Recognized in OCI $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense $
(9,610)	(1,469)	(9,646)	430